Subsequent Events - Additional information (Detail) - USD ($) $ in Billions	Aug. 31, 2021	Aug. 05, 2021
Potential Share Repurchase [Member] | NCIB [member] | August 2021 New Share Repurchase Program [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Share repurchases amount authorized for buy back	$ 1.2	$ 1.2